Document And Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information Line Items
Entity Registrant Name	Pop Culture Group Co., Ltd
Trading Symbol	CPOP
Document Type	20-F
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001807389
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40543
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 102
Entity Address, Address Line Two	23-1 Wanghai RoadXiamen Software Park Phase 2Siming District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	12,086,923
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	5,763,077
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Room 102,
Entity Address, Address Line Two	Wanghai RoadXiamen Software Park Phase 2Siming District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Contact Personnel Name	Zhuoqin Huang,
Contact Personnel Email Address	huangzhuoqin@520pop.com
City Area Code	86-592
Entity Address, Postal Zip Code	00000
Local Phone Number	5968189